LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
LEASES LIABILITIES
LEASES LIABILITIES

NOTE 17 – LEASES LIABILITIES

	As of December 31,
Current	2024	2023
Argentina	72,221	58,754
Abroad	2,310	3,822
	74,531	62,576
Non- current
Argentina	111,740	98,715
Abroad	26,705	31,745
	138,445	130,460
Total lease liabilities	212,976	193,036

Movements in the lease liabilities are as follows:

	Years ended
	December 31,
	2024	2023
Balances at the beginning of the year	193,036	195,962
Increases (*)	215,732	156,450
Financial results, net (**)	24,260	86,889
Payments	(91,993)	(96,234)
Decreases (included RECPAM and currency translation adjustments)	(128,059)	(150,031)
At the end of the year	212,976	193,036

(*)Included in acquisitions of Rights of use.

(**)Included in Other foreign currency exchange gains (losses) and Other interests, net.